Borrowed Funds (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Line of credit with correspondent bank	$ 20,500,000	$ 20,500,000
FRBB [Member]
Potential borrowing capacity	56,070,032	52,260,374
FHLBB [Member]
Line of credit with correspondent bank	500,000	500,000
Qualified collateral borrowing	160,543,731	134,211,623
Potential borrowing capacity	112,339,573	100,230,091
Letters of credit collateral deposits	52,400,000	59,875,000
Fees paid for issuance of letters of credit	$ 58,824	$ 60,606